Note 8 - Variable Interest Entities (Details) - Financial Information of the Company’s VIEs - Balance Sheets (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial Information of the Company’s VIEs - Balance Sheets [Abstract]
Total assets	63,090	114,232
Total liabilities	38,716	110,133